Segment Reporting - Schedule of Revenue by Geographical Location (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		$ 71,647,383	$ 98,133,646	$ 102,106,509
Hong Kong [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		68,010,653	95,194,029	95,186,597
United Arab Emirates [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location				3,026,682
Singapore [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		3,527,158	2,939,617	1,724,319
Saudi Arabia [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location				780,000
China [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location		109,572		671,962
Others [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue by geographical location	[1]			$ 716,949

[1]	Others include Peru, South Africa, Netherlands, United States and Kenya.